Post-Employment Benefits - Summary of Defined Benefit Plan Expense (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Pension plan [member]
Disclosure of defined benefit plans [line items]
Current service cost	$ 265	$ 280
Past service cost		(1)
Gain on settlements	1
Interest cost on defined benefit obligation	303	267
Interest income on plan assets	(360)	(282)
Interest expense on effect of asset ceiling	1
Plan administration costs	8	8
Net defined benefit plan expense recognized in net income	218	272
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	7	7
Past service cost	(8)	9
Interest cost on defined benefit obligation	19	17
Net defined benefit plan expense recognized in net income	$ 18	$ 33